UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Equity 500 Index VIP

	Shares	Value ($)
Common Stocks 99.0%
Consumer Discretionary 12.9%
Auto Components 0.4%
BorgWarner, Inc.	7,621	316,957
Delphi Automotive PLC	9,392	714,168
Goodyear Tire & Rubber Co.	8,830	258,984
Johnson Controls, Inc.	21,783	900,945
		2,191,054
Automobiles 0.6%
Ford Motor Co.	128,970	1,750,123
General Motors Co.	47,702	1,432,014
Harley-Davidson, Inc.	6,804	373,540
		3,555,677
Distributors 0.1%
Genuine Parts Co.	5,025	416,522
Diversified Consumer Services 0.1%
H&R Block, Inc.	9,005	325,981
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	15,396	765,181
Chipotle Mexican Grill, Inc.*	1,025	738,256
Darden Restaurants, Inc.	3,778	258,944
Marriott International, Inc. "A"	6,597	449,916
McDonald's Corp.	31,177	3,071,870
Royal Caribbean Cruises Ltd.	5,677	505,764
Starbucks Corp.	49,136	2,792,890
Starwood Hotels & Resorts Worldwide, Inc.	5,599	372,222
Wyndham Worldwide Corp.	3,963	284,940
Wynn Resorts Ltd. (a)	2,677	142,202
Yum! Brands, Inc.	14,274	1,141,206
		10,523,391
Household Durables 0.4%
D.R. Horton, Inc.	10,800	317,088
Garmin Ltd.	3,857	138,389
Harman International Industries, Inc.	2,318	222,505
Leggett & Platt, Inc.	4,588	189,255
Lennar Corp. "A"	5,745	276,507
Mohawk Industries, Inc.*	2,087	379,396
Newell Rubbermaid, Inc.	8,882	352,704
PulteGroup, Inc.	10,368	195,644
Whirlpool Corp.	2,588	381,109
		2,452,597
Internet & Catalog Retail 1.9%
Amazon.com, Inc.*	12,693	6,497,420
Expedia, Inc.	3,352	394,463
Netflix, Inc.*	14,071	1,452,972
The Priceline Group, Inc.*	1,677	2,074,214
TripAdvisor, Inc.* (a)	3,798	239,350
		10,658,419
Leisure Products 0.1%
Hasbro, Inc.	3,751	270,597
Mattel, Inc. (a)	11,287	237,704
		508,301
Media 3.2%
Cablevision Systems Corp. (New York Group) "A"	7,460	242,226
CBS Corp. "B"	14,722	587,408
Comcast Corp. "A" (a)	82,171	4,678,271
Discovery Communications, Inc. "C"* (a)	13,140	327,428
Interpublic Group of Companies, Inc.	13,738	262,808
News Corp. "B"	16,215	205,351
Omnicom Group, Inc.	8,041	529,902
Scripps Networks Interactive, Inc. "A" (a)	3,037	149,390
TEGNA, Inc.	7,715	172,739
Time Warner Cable, Inc.	9,365	1,679,800
Time Warner, Inc.	26,999	1,856,181
Twenty-First Century Fox, Inc. "B"	54,733	1,477,983
Viacom, Inc. "B"	11,497	496,096
Walt Disney Co. (a)	51,396	5,252,671
		17,918,254
Multiline Retail 0.7%
Dollar General Corp.	9,691	702,016
Dollar Tree, Inc.*	7,789	519,215
Kohl's Corp. (a)	6,569	304,210
Macy's, Inc.	10,950	561,954
Nordstrom, Inc.	4,562	327,141
Target Corp.	20,841	1,639,353
		4,053,889
Specialty Retail 2.6%
Advance Auto Parts, Inc.	2,401	455,062
AutoNation, Inc.*	2,519	146,555
AutoZone, Inc.*	1,024	741,202
Bed Bath & Beyond, Inc.*	5,608	319,768
Best Buy Co., Inc.	10,156	376,991
CarMax, Inc.*	6,857	406,757
GameStop Corp. "A" (a)	3,525	145,265
Home Depot, Inc.	42,542	4,913,176
L Brands, Inc.	8,502	766,285
Lowe's Companies, Inc.	30,645	2,112,053
O'Reilly Automotive, Inc.* (a)	3,299	824,750
Ross Stores, Inc.	13,705	664,281
Signet Jewelers Ltd.	2,616	356,116
Staples, Inc.	21,059	247,022
The Gap, Inc. (a)	7,927	225,920
Tiffany & Co.	3,750	289,575
TJX Companies, Inc.	22,345	1,595,880
Tractor Supply Co.	4,482	377,922
Urban Outfitters, Inc.* (a)	3,188	93,664
		15,058,244
Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc.	9,192	265,925
Fossil Group, Inc.* (a)	1,417	79,182
Hanesbrands, Inc.	13,435	388,809
Michael Kors Holdings Ltd.*	6,398	270,252
NIKE, Inc. "B"	22,427	2,757,848
PVH Corp. (a)	2,693	274,524
Ralph Lauren Corp.	1,965	232,184
Under Armour, Inc. "A"* (a)	5,954	576,228
VF Corp.	11,309	771,387
		5,616,339
Consumer Staples 9.8%
Beverages 2.3%
Brown-Forman Corp. "B"	3,519	340,991
Coca-Cola Co.	129,551	5,197,586
Coca-Cola Enterprises, Inc.	7,020	339,417
Constellation Brands, Inc. "A"	5,664	709,189
Dr. Pepper Snapple Group, Inc. (a)	6,304	498,331
Molson Coors Brewing Co. "B"	5,274	437,848
Monster Beverage Corp.* (a)	5,035	680,430
PepsiCo, Inc.	48,615	4,584,395
		12,788,187
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	14,544	2,102,626
CVS Health Corp.	36,894	3,559,533
Kroger Co.	32,165	1,160,192
Sysco Corp.	18,316	713,774
Wal-Mart Stores, Inc.	52,234	3,386,853
Walgreens Boots Alliance, Inc.	28,923	2,403,501
Whole Foods Market, Inc.	11,908	376,888
		13,703,367
Food Products 1.7%
Archer-Daniels-Midland Co.	20,148	835,135
Campbell Soup Co. (a)	6,071	307,678
ConAgra Foods, Inc.	14,229	576,417
General Mills, Inc.	19,843	1,113,788
Hormel Foods Corp.	4,384	277,551
Kellogg Co.	8,495	565,342
Keurig Green Mountain, Inc.	3,974	207,204
Kraft Heinz Co.	19,647	1,386,685
McCormick & Co., Inc. (a)	3,829	314,667
Mead Johnson Nutrition Co.	6,758	475,763
Mondelez International, Inc. "A"	53,329	2,232,885
The Hershey Co.	4,815	442,402
The JM Smucker Co.	3,396	387,450
Tyson Foods, Inc. "A" (a)	10,066	433,845
		9,556,812
Household Products 1.8%
Clorox Co. (a)	4,256	491,696
Colgate-Palmolive Co.	29,798	1,890,981
Kimberly-Clark Corp.	12,047	1,313,605
Procter & Gamble Co.	89,772	6,458,197
		10,154,479
Personal Products 0.1%
Estee Lauder Companies, Inc. "A"	7,523	606,956
Tobacco 1.5%
Altria Group, Inc.	64,870	3,528,928
Philip Morris International, Inc.	51,266	4,066,932
Reynolds American, Inc.	27,428	1,214,238
		8,810,098
Energy 6.9%
Energy Equipment & Services 1.1%
Baker Hughes, Inc.	14,425	750,677
Cameron International Corp.*	6,368	390,486
Diamond Offshore Drilling, Inc. (a)	1,919	33,199
Ensco PLC "A"	8,056	113,428
FMC Technologies, Inc.*	7,668	237,708
Halliburton Co.	28,339	1,001,784
Helmerich & Payne, Inc. (a)	3,458	163,425
National Oilwell Varco, Inc.	12,706	478,381
Schlumberger Ltd.	41,891	2,889,222
Transocean Ltd. (a)	11,019	142,365
		6,200,675
Oil, Gas & Consumable Fuels 5.8%
Anadarko Petroleum Corp.	16,779	1,013,284
Apache Corp.	12,427	486,641
Cabot Oil & Gas Corp.	13,825	302,215
Chesapeake Energy Corp. (a)	17,591	128,942
Chevron Corp.	62,292	4,913,593
Cimarex Energy Co.	3,125	320,250
Columbia Pipeline Group, Inc.	10,558	193,106
ConocoPhillips	40,825	1,957,967
CONSOL Energy, Inc. (a)	7,781	76,254
Devon Energy Corp.	12,723	471,896
EOG Resources, Inc.	18,168	1,322,630
EQT Corp.	5,046	326,829
Exxon Mobil Corp.	138,012	10,261,192
Hess Corp.	7,989	399,929
Kinder Morgan, Inc.	59,517	1,647,431
Marathon Oil Corp.	22,704	349,642
Marathon Petroleum Corp.	17,755	822,589
Murphy Oil Corp.	5,276	127,679
Newfield Exploration Co.*	5,490	180,621
Noble Energy, Inc.	14,072	424,693
Occidental Petroleum Corp.	25,297	1,673,397
ONEOK, Inc.	6,833	220,023
Phillips 66	15,852	1,218,068
Pioneer Natural Resources Co.	4,986	606,497
Range Resources Corp. (a)	5,484	176,146
Southwestern Energy Co.* (a)	12,909	163,815
Spectra Energy Corp.	22,196	583,089
Tesoro Corp.	4,053	394,114
Valero Energy Corp.	16,460	989,246
Williams Companies, Inc.	22,484	828,535
		32,580,313
Financials 16.4%
Banks 6.0%
Bank of America Corp.	346,586	5,399,810
BB&T Corp.	25,662	913,567
Citigroup, Inc.	99,651	4,943,686
Comerica, Inc.	5,982	245,860
Fifth Third Bancorp.	26,660	504,141
Huntington Bancshares, Inc.	26,189	277,603
JPMorgan Chase & Co.	122,437	7,464,984
KeyCorp	28,227	367,233
M&T Bank Corp. (a)	4,391	535,483
People's United Financial, Inc. (a)	10,182	160,163
PNC Financial Services Group, Inc.	17,029	1,518,987
Regions Financial Corp.	43,309	390,214
SunTrust Banks, Inc.	17,060	652,374
U.S. Bancorp.	54,826	2,248,414
Wells Fargo & Co.	154,669	7,942,253
Zions Bancorp. (a)	6,681	183,995
		33,748,767
Capital Markets 2.1%
Affiliated Managers Group, Inc.*	1,813	310,005
Ameriprise Financial, Inc.	5,897	643,540
Bank of New York Mellon Corp.	36,615	1,433,477
BlackRock, Inc.	4,238	1,260,678
Charles Schwab Corp.	39,606	1,131,147
E*TRADE Financial Corp.*	9,739	256,428
Franklin Resources, Inc. (a)	12,716	473,798
Invesco Ltd.	14,065	439,250
Legg Mason, Inc.	3,630	151,044
Morgan Stanley	50,414	1,588,041
Northern Trust Corp.	7,393	503,907
State Street Corp.	13,499	907,268
T. Rowe Price Group, Inc.	8,453	587,483
The Goldman Sachs Group, Inc.	13,321	2,314,657
		12,000,723
Consumer Finance 0.8%
American Express Co.	28,164	2,087,797
Capital One Financial Corp.	17,951	1,301,807
Discover Financial Services	14,395	748,396
Navient Corp.	12,360	138,926
		4,276,926
Diversified Financial Services 2.1%
Berkshire Hathaway, Inc. "B"*	62,016	8,086,886
CME Group, Inc.	11,177	1,036,555
Intercontinental Exchange, Inc.	3,658	859,593
Leucadia National Corp.	11,201	226,932
McGraw Hill Financial, Inc.	9,019	780,144
Moody's Corp.	5,771	566,712
Nasdaq, Inc.	3,871	206,441
		11,763,263
Insurance 2.7%
ACE Ltd.	10,730	1,109,482
Aflac, Inc.	14,230	827,190
Allstate Corp.	13,256	772,030
American International Group, Inc.	42,843	2,434,339
Aon PLC	9,247	819,377
Assurant, Inc.	2,204	174,138
Chubb Corp.	7,514	921,592
Cincinnati Financial Corp.	4,939	265,718
Genworth Financial, Inc. "A"*	16,699	77,149
Hartford Financial Services Group, Inc.	13,732	628,651
Lincoln National Corp.	8,260	392,020
Loews Corp.	9,518	343,981
Marsh & McLennan Companies, Inc.	17,563	917,140
MetLife, Inc.	36,986	1,743,890
Principal Financial Group, Inc.	9,067	429,232
Progressive Corp.	19,396	594,293
Prudential Financial, Inc.	14,935	1,138,196
The Travelers Companies, Inc.	10,309	1,026,055
Torchmark Corp.	3,865	217,986
Unum Group	8,139	261,099
XL Group PLC	10,048	364,943
		15,458,501
Real Estate Investment Trusts 2.6%
American Tower Corp. (REIT)	13,991	1,230,928
Apartment Investment & Management Co. "A" (REIT)	5,143	190,394
AvalonBay Communities, Inc. (REIT)	4,430	774,453
Boston Properties, Inc. (REIT)	5,120	606,208
Crown Castle International Corp. (REIT)	11,060	872,302
Equinix, Inc. (REIT)	1,900	519,460
Equity Residential (REIT)	12,076	907,149
Essex Property Trust, Inc. (REIT)	2,180	487,056
General Growth Properties, Inc. (REIT)	19,482	505,948
HCP, Inc. (REIT)	15,217	566,833
Host Hotels & Resorts, Inc. (REIT)	24,822	392,436
Iron Mountain, Inc. (REIT)	6,477	200,917
Kimco Realty Corp. (REIT)	13,530	330,538
Plum Creek Timber Co., Inc. (REIT)	5,700	225,207
Prologis, Inc. (REIT)	17,259	671,375
Public Storage (REIT)	4,884	1,033,601
Realty Income Corp. (REIT) (a)	7,691	364,476
Simon Property Group, Inc. (REIT)	10,260	1,884,967
SL Green Realty Corp. (REIT)	3,292	356,063
The Macerich Co. (REIT)	4,464	342,924
Ventas, Inc. (REIT)	11,037	618,734
Vornado Realty Trust (REIT)	5,811	525,431
Welltower, Inc. (REIT)	11,617	786,703
Weyerhaeuser Co. (REIT)	16,830	460,132
		14,854,235
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	9,494	303,808
Thrifts & Mortgage Finance 0.0%
Hudson City Bancorp., Inc.	15,470	157,330
Health Care 14.5%
Biotechnology 3.6%
AbbVie, Inc.	54,788	2,981,015
Alexion Pharmaceuticals, Inc.*	7,482	1,170,110
Amgen, Inc.	25,092	3,470,726
Baxalta, Inc.	17,920	564,659
Biogen, Inc.*	7,783	2,271,157
Celgene Corp.*	26,161	2,829,835
Gilead Sciences, Inc.	48,573	4,769,383
Regeneron Pharmaceuticals, Inc.*	2,558	1,189,828
Vertex Pharmaceuticals, Inc.*	8,115	845,096
		20,091,809
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	49,362	1,985,340
Baxter International, Inc.	18,014	591,760
Becton, Dickinson & Co. (a)	6,972	924,905
Boston Scientific Corp.*	44,457	729,539
C.R. Bard, Inc.	2,455	457,391
DENTSPLY International, Inc. (a)	4,562	230,700
Edwards Lifesciences Corp.*	3,571	507,689
Intuitive Surgical, Inc.*	1,232	566,203
Medtronic PLC	46,835	3,135,135
St. Jude Medical, Inc.	9,355	590,207
Stryker Corp.	10,472	985,415
Varian Medical Systems, Inc.*	3,220	237,572
Zimmer Biomet Holdings, Inc.	5,626	528,450
		11,470,306
Health Care Providers & Services 2.8%
Aetna, Inc.	11,542	1,262,810
AmerisourceBergen Corp.	6,801	646,027
Anthem, Inc.	8,661	1,212,540
Cardinal Health, Inc.	10,840	832,729
Cigna Corp.	8,506	1,148,480
DaVita HealthCare Partners, Inc.*	5,562	402,299
Express Scripts Holding Co.* (a)	22,375	1,811,480
HCA Holdings, Inc.*	10,584	818,778
Henry Schein, Inc.*	2,733	362,724
Humana, Inc.	4,904	877,816
Laboratory Corp. of America Holdings*	3,332	361,422
McKesson Corp.	7,694	1,423,621
Patterson Companies, Inc.	2,906	125,684
Quest Diagnostics, Inc.	4,753	292,167
Tenet Healthcare Corp.*	3,403	125,639
UnitedHealth Group, Inc.	31,567	3,662,088
Universal Health Services, Inc. "B"	3,010	375,678
		15,741,982
Health Care Technology 0.1%
Cerner Corp.* (a)	10,254	614,830
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	11,087	380,617
PerkinElmer, Inc.	3,753	172,488
Thermo Fisher Scientific, Inc.	13,193	1,613,240
Waters Corp.*	2,710	320,349
		2,486,694
Pharmaceuticals 5.6%
Allergan PLC*	13,027	3,540,869
Bristol-Myers Squibb Co.	55,181	3,266,715
Eli Lilly & Co.	32,282	2,701,681
Endo International PLC*	6,948	481,357
Johnson & Johnson	91,628	8,553,474
Mallinckrodt PLC*	3,912	250,133
Merck & Co., Inc.	93,222	4,604,235
Mylan NV* (a)	13,654	549,710
Perrigo Co. PLC	4,864	764,961
Pfizer, Inc.	204,094	6,410,593
Zoetis, Inc.	15,188	625,442
		31,749,170
Industrials 10.0%
Aerospace & Defense 2.7%
Boeing Co.	21,148	2,769,330
General Dynamics Corp.	10,048	1,386,122
Honeywell International, Inc.	25,888	2,451,335
L-3 Communications Holdings, Inc.	2,619	273,738
Lockheed Martin Corp.	8,844	1,833,450
Northrop Grumman Corp.	6,205	1,029,720
Precision Castparts Corp.	4,544	1,043,802
Raytheon Co.	10,048	1,097,844
Rockwell Collins, Inc.	4,349	355,922
Textron, Inc.	9,128	343,578
United Technologies Corp.	27,420	2,440,106
		15,024,947
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc. (a)	4,683	317,414
Expeditors International of Washington, Inc.	6,354	298,956
FedEx Corp.	8,689	1,251,042
United Parcel Service, Inc. "B"	23,093	2,279,048
		4,146,460
Airlines 0.6%
American Airlines Group, Inc.	22,242	863,657
Delta Air Lines, Inc.	26,326	1,181,248
Southwest Airlines Co.	21,827	830,299
United Continental Holdings, Inc.*	12,508	663,549
		3,538,753
Building Products 0.1%
Allegion PLC	3,179	183,301
Masco Corp.	11,244	283,124
		466,425
Commercial Services & Supplies 0.4%
ADT Corp. (a)	5,751	171,955
Cintas Corp.	2,967	254,420
Pitney Bowes, Inc.	6,545	129,918
Republic Services, Inc.	7,958	327,870
Stericycle, Inc.*	2,826	393,690
Tyco International PLC	14,002	468,507
Waste Management, Inc.	13,934	694,053
		2,440,413
Construction & Engineering 0.1%
Fluor Corp.	4,871	206,287
Jacobs Engineering Group, Inc.* (a)	4,074	152,490
Quanta Services, Inc.* (a)	6,987	169,155
		527,932
Electrical Equipment 0.5%
AMETEK, Inc.	7,971	417,043
Eaton Corp. PLC	15,549	797,663
Emerson Electric Co. (a)	21,749	960,653
Rockwell Automation, Inc.	4,408	447,280
		2,622,639
Industrial Conglomerates 2.4%
3M Co.	20,675	2,931,095
Danaher Corp. (a)	19,679	1,676,847
General Electric Co.	334,173	8,427,843
Roper Technologies, Inc.	3,361	526,669
		13,562,454
Machinery 1.2%
Caterpillar, Inc. (a)	19,946	1,303,671
Cummins, Inc.	5,501	597,299
Deere & Co. (a)	10,328	764,272
Dover Corp.	5,121	292,819
Flowserve Corp.	4,490	184,719
Illinois Tool Works, Inc.	10,904	897,508
Ingersoll-Rand PLC	8,719	442,664
Joy Global, Inc.	3,344	49,926
PACCAR, Inc. (a)	11,756	613,310
Parker-Hannifin Corp. (a)	4,591	446,704
Pentair PLC	6,026	307,567
Snap-on, Inc.	1,893	285,729
Stanley Black & Decker, Inc.	5,127	497,216
Xylem, Inc.	5,952	195,523
		6,878,927
Professional Services 0.2%
Dun & Bradstreet Corp.	1,228	128,940
Equifax, Inc.	3,917	380,654
Nielsen Holdings PLC	12,024	534,707
Robert Half International, Inc.	4,410	225,616
		1,269,917
Road & Rail 0.9%
CSX Corp.	32,502	874,304
J.B. Hunt Transport Services, Inc.	3,099	221,269
Kansas City Southern	3,665	333,075
Norfolk Southern Corp.	9,961	761,020
Ryder System, Inc.	1,741	128,904
Union Pacific Corp.	28,708	2,538,074
		4,856,646
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	9,586	350,944
United Rentals, Inc.*	3,143	188,737
W.W. Grainger, Inc. (a)	2,024	435,180
		974,861
Information Technology 20.2%
Communications Equipment 1.5%
Cisco Systems, Inc.	168,307	4,418,059
F5 Networks, Inc.*	2,398	277,689
Harris Corp.	4,093	299,403
Juniper Networks, Inc.	11,558	297,156
Motorola Solutions, Inc.	5,311	363,166
QUALCOMM, Inc.	51,999	2,793,906
		8,449,379
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	10,305	525,143
Corning, Inc.	40,535	693,959
FLIR Systems, Inc.	4,536	126,963
TE Connectivity Ltd.	13,299	796,477
		2,142,542
Internet Software & Services 3.8%
Akamai Technologies, Inc.*	5,946	410,631
Alphabet, Inc. "C"*	19,385	12,081,592
eBay, Inc.*	37,271	910,903
Facebook, Inc. "A"*	74,788	6,723,441
VeriSign, Inc.* (a)	3,281	231,507
		21,186,606
IT Services 3.7%
Accenture PLC "A"	20,670	2,031,034
Alliance Data Systems Corp.*	2,014	521,586
Automatic Data Processing, Inc.	15,438	1,240,598
Cognizant Technology Solutions Corp. "A"*	20,186	1,263,845
Computer Sciences Corp.	4,597	282,164
Fidelity National Information Services, Inc.	9,299	623,777
Fiserv, Inc.*	7,754	671,574
International Business Machines Corp.	29,833	4,324,890
MasterCard, Inc. "A"	33,054	2,978,826
Paychex, Inc.	10,679	508,641
PayPal Holdings, Inc.*	36,581	1,135,474
Teradata Corp.* (a)	4,797	138,921
Total System Services, Inc.	5,492	249,501
Visa, Inc. "A" (a)	64,633	4,502,335
Western Union Co. (a)	16,888	310,064
Xerox Corp.	33,288	323,892
		21,107,122
Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	10,040	502,803
Analog Devices, Inc.	10,365	584,690
Applied Materials, Inc.	39,687	583,002
Avago Technologies Ltd. (a)	8,641	1,080,211
Broadcom Corp. "A"	18,514	952,175
First Solar, Inc.*	2,385	101,959
Intel Corp.	157,299	4,740,992
KLA-Tencor Corp.	5,302	265,100
Lam Research Corp.	5,266	344,028
Linear Technology Corp.	8,075	325,826
Microchip Technology, Inc. (a)	7,067	304,517
Micron Technology, Inc.*	35,432	530,771
NVIDIA Corp.	16,829	414,835
Qorvo, Inc.*	4,911	221,241
Skyworks Solutions, Inc.	6,306	531,028
Texas Instruments, Inc.	33,938	1,680,610
Xilinx, Inc.	8,560	362,944
		13,526,732
Software 3.9%
Activision Blizzard, Inc.	16,749	517,377
Adobe Systems, Inc.*	16,489	1,355,725
Autodesk, Inc.*	7,576	334,405
CA, Inc.	10,206	278,624
Citrix Systems, Inc.*	5,267	364,898
Electronic Arts, Inc.*	10,284	696,741
Intuit, Inc.	9,184	815,080
Microsoft Corp.	264,742	11,717,481
Oracle Corp.	107,658	3,888,607
Red Hat, Inc.*	6,007	431,783
salesforce.com, Inc.*	20,539	1,426,023
Symantec Corp.	22,365	435,446
		22,262,190
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	188,760	20,820,228
EMC Corp.	63,722	1,539,524
Hewlett-Packard Co.	59,794	1,531,324
NetApp, Inc.	9,926	293,810
SanDisk Corp.	6,703	364,174
Seagate Technology PLC	10,004	448,179
Western Digital Corp.	7,628	605,968
		25,603,207
Materials 2.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	6,405	817,150
Airgas, Inc.	2,252	201,171
CF Industries Holdings, Inc.	7,653	343,620
Dow Chemical Co.	38,330	1,625,192
E.I. du Pont de Nemours & Co. (a)	29,955	1,443,831
Eastman Chemical Co.	4,951	320,429
Ecolab, Inc.	8,791	964,548
FMC Corp.	4,501	152,629
International Flavors & Fragrances, Inc.	2,651	273,742
LyondellBasell Industries NV "A"	12,335	1,028,246
Monsanto Co.	15,491	1,322,002
PPG Industries, Inc.	8,969	786,492
Praxair, Inc.	9,490	966,651
Sigma-Aldrich Corp.	3,940	547,345
The Mosaic Co.	11,178	347,747
The Sherwin-Williams Co.	2,623	584,352
		11,725,147
Construction Materials 0.1%
Martin Marietta Materials, Inc. (a)	2,243	340,824
Vulcan Materials Co.	4,365	389,358
		730,182
Containers & Packaging 0.2%
Avery Dennison Corp.	2,965	167,730
Ball Corp. (a)	4,615	287,053
Owens-Illinois, Inc.*	5,288	109,568
Sealed Air Corp.	6,858	321,503
WestRock Co.	8,587	441,715
		1,327,569
Metals & Mining 0.3%
Alcoa, Inc.	42,953	414,926
Freeport-McMoRan, Inc.	37,632	364,654
Newmont Mining Corp.	17,554	282,093
Nucor Corp.	10,567	396,791
		1,458,464
Paper & Forest Products 0.1%
International Paper Co.	13,873	524,260
Telecommunication Services 2.4%
Diversified Telecommunication Services
AT&T, Inc.	203,559	6,631,952
CenturyLink, Inc.	18,716	470,146
Frontier Communications Corp. (a)	39,418	187,236
Level 3 Communications, Inc.*	9,534	416,540
Verizon Communications, Inc. (a)	134,506	5,852,356
		13,558,230
Utilities 3.1%
Electric Utilities 1.8%
American Electric Power Co., Inc.	16,317	927,785
Duke Energy Corp.	22,739	1,635,844
Edison International	10,718	675,984
Entergy Corp.	5,990	389,949
Eversource Energy	10,601	536,623
Exelon Corp.	28,621	850,044
FirstEnergy Corp.	14,047	439,812
NextEra Energy, Inc.	15,220	1,484,711
Pepco Holdings, Inc.	8,443	204,489
Pinnacle West Capital Corp.	3,728	239,114
PPL Corp.	22,010	723,909
Southern Co.	29,985	1,340,329
Xcel Energy, Inc. (a)	16,877	597,614
		10,046,207
Gas Utilities 0.0%
AGL Resources, Inc.	3,930	239,887
Independent Power & Renewable Eletricity Producers 0.1%
AES Corp.	22,634	221,587
NRG Energy, Inc.	11,222	166,646
		388,233
Multi-Utilities 1.2%
Ameren Corp.	7,991	337,780
CenterPoint Energy, Inc.	14,063	253,696
CMS Energy Corp. (a)	9,078	320,635
Consolidated Edison, Inc.	9,763	652,657
Dominion Resources, Inc. (a)	19,632	1,381,700
DTE Energy Co.	5,946	477,880
NiSource, Inc.	10,558	195,851
PG&E Corp.	16,176	854,093
Public Service Enterprise Group, Inc.	16,699	704,030
SCANA Corp. (a)	4,742	266,785
Sempra Energy	7,813	755,673
TECO Energy, Inc.	7,697	202,123
WEC Energy Group, Inc. (a)	10,464	546,430
		6,949,333
Total Common Stocks (Cost $356,821,386)		559,933,563
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.045% **, 10/8/2015 (b)	400,000	400,001
0.01% **, 1/21/2016 (b)	15,000	14,999
Total Government & Agency Obligations (Cost $414,996)		415,000
	Shares	Value ($)
Securities Lending Collateral 6.3%
Daily Assets Fund Institutional, 0.17% (c) (d) (Cost $35,939,318)	35,939,318	35,939,318
Cash Equivalents 0.9%
Central Cash Management Fund, 0.12% (c) (Cost $4,996,357)	4,996,357	4,996,357
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $398,172,057) †	106.3	601,284,238
Other Assets and Liabilities, Net	(6.3)	(35,527,912)

Net Assets	100.0	565,756,326

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $410,760,236. At September 30, 2015, net unrealized appreciation for all securities based on tax cost was $190,524,002. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $220,048,030 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $29,524,028.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $35,696,155, which is 6.3% of net assets.
(b)	At September 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust
At September 30, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	12/18/2015	65	6,203,275	(121,231)
Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$559,933,563	$—	$—	$559,933,563
Government & Agency Obligations	—	415,000	—	415,000
Short-Term Investments (e)	40,935,675	—	—	40,935,675
Total	$600,869,238	$415,000	$—	$601,284,238
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(121,231)	$—	$—	$(121,231)
Total	$(121,231)	$—	$—	$(121,231)

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (121,231)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2015